Schedule of Promissory Notes (Details) (Parenthetical)	2 Months Ended	3 Months Ended	12 Months Ended
	May 31, 2022 shares	Mar. 31, 2022 shares	Dec. 31, 2021 shares
IfrsStatementLineItems [Line Items]
Number of options exercised	146,250	50,000	3,910,000
Promissory Note [Member]
IfrsStatementLineItems [Line Items]
Number of warrants exercised		12,176,667
Number of options exercised		1,810,000